Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Depreciation method used for equipment	Declining balance method
Reportable segment, description	The Company operates as a single reportable segment.
Minimum
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Rate of depreciation, description		20%
Maximum
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Rate of depreciation, description		30%